Tangible assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Changes in property, plant and equipment [abstract]
Balance, at the beginning of the period	€ 22,974	€ 23,286
Balance, at the end of the period	26,157	22,974	€ 23,286
Gross carrying amount
Changes in property, plant and equipment [abstract]
Balance, at the beginning of the period	41,091	39,815	39,708
Additions / disposals (net) due to change in the scope of consolidation	(552)	1,945	(4,008)
Additions/ disposals (net)	5,952	3,126	3,079
Transfers, exchange differences and other items	(291)	(3,795)	1,036
Balance, at the end of the period	46,200	41,091	39,815
Accumulated depreciation and amortization
Changes in property, plant and equipment [abstract]
Balance, at the beginning of the period	(17,213)	(15,577)	(13,108)
Additions / disposals (net) due to change in the scope of consolidation	(46)		123
Additions/ disposals (net)	1,059	1,125	797
Charge for the year	(1,172)	(1,190)	(1,089)
Transfers, exchange differences and other items	(1,755)	(1,571)	(2,300)
Balance, at the end of the period	(19,127)	(17,213)	(15,577)
Accumulated impairment
Changes in property, plant and equipment [abstract]
Balance, at the beginning of the period	(904)	(952)	(1,280)
Impairment charge for the year	(94)	(79)	(117)
Releases	11	7	62
Additions / disposals (net) due to change in the scope of consolidation		(3)	310
Transfers, exchange differences and other items	71	123	73
Balance, at the end of the period	(916)	(904)	(952)
Property, plant and equipment for own use
Changes in property, plant and equipment [abstract]
Balance, at the beginning of the period	8,279	7,860
Balance, at the end of the period	8,150	8,279	7,860
Property, plant and equipment for own use | Gross carrying amount
Changes in property, plant and equipment [abstract]
Balance, at the beginning of the period	19,276	18,112	17,442
Additions / disposals (net) due to change in the scope of consolidation	34	1,740	(17)
Additions/ disposals (net)	589	781	763
Transfers, exchange differences and other items	(1,164)	(1,357)	(76)
Balance, at the end of the period	18,735	19,276	18,112
Property, plant and equipment for own use | Accumulated depreciation and amortization
Changes in property, plant and equipment [abstract]
Balance, at the beginning of the period	(10,920)	(10,211)	(9,448)
Additions / disposals (net) due to change in the scope of consolidation	(12)		5
Additions/ disposals (net)	629	478	311
Charge for the year	(1,159)	(1,165)	(1,079)
Transfers, exchange differences and other items	938	(22)
Balance, at the end of the period	(10,524)	(10,920)	(10,211)
Property, plant and equipment for own use | Accumulated impairment
Changes in property, plant and equipment [abstract]
Balance, at the beginning of the period	(77)	(41)	(45)
Impairment charge for the year	(30)	(16)	(12)
Releases	6	4	1
Additions / disposals (net) due to change in the scope of consolidation			1
Transfers, exchange differences and other items	40	(24)	14
Balance, at the end of the period	(61)	(77)	(41)
Property, plant and equipment leased out under an operating lease
Changes in property, plant and equipment [abstract]
Balance, at the beginning of the period	12,371	12,910
Balance, at the end of the period	16,444	12,371	12,910
Property, plant and equipment leased out under an operating lease | Gross carrying amount
Changes in property, plant and equipment [abstract]
Balance, at the beginning of the period	18,673	18,238	14,921
Additions / disposals (net) due to change in the scope of consolidation	44	205	287
Additions/ disposals (net)	5,545	2,445	2,380
Transfers, exchange differences and other items	825	(2,215)	650
Balance, at the end of the period	25,087	18,673	18,238
Property, plant and equipment leased out under an operating lease | Accumulated depreciation and amortization
Changes in property, plant and equipment [abstract]
Balance, at the beginning of the period	(6,104)	(5,169)	(3,376)
Additions / disposals (net) due to change in the scope of consolidation	(34)		(3)
Additions/ disposals (net)	413	639	457
Transfers, exchange differences and other items	(2,679)	(1,574)	(2,247)
Balance, at the end of the period	(8,404)	(6,104)	(5,169)
Property, plant and equipment leased out under an operating lease | Accumulated impairment
Changes in property, plant and equipment [abstract]
Balance, at the beginning of the period	(198)	(159)	(159)
Impairment charge for the year	(56)	(42)	(43)
Releases			1
Additions / disposals (net) due to change in the scope of consolidation		(2)
Transfers, exchange differences and other items	15	5	42
Balance, at the end of the period	(239)	(198)	(159)
Investment property [Member]
Changes in property, plant and equipment [abstract]
Balance, at the beginning of the period	2,324	2,516
Balance, at the end of the period	1,563	2,324	2,516
Investment property [Member] | Gross carrying amount
Changes in property, plant and equipment [abstract]
Balance, at the beginning of the period	3,142	3,465	7,345
Additions / disposals (net) due to change in the scope of consolidation	(630)		(4,278)
Additions/ disposals (net)	(182)	(100)	(64)
Transfers, exchange differences and other items	48	(223)	462
Balance, at the end of the period	2,378	3,142	3,465
Investment property [Member] | Accumulated depreciation and amortization
Changes in property, plant and equipment [abstract]
Balance, at the beginning of the period	(189)	(197)	(284)
Additions / disposals (net) due to change in the scope of consolidation			121
Additions/ disposals (net)	17	8	29
Charge for the year	(13)	(25)	(10)
Transfers, exchange differences and other items	(14)	25	(53)
Balance, at the end of the period	(199)	(189)	(197)
Investment property [Member] | Accumulated impairment
Changes in property, plant and equipment [abstract]
Balance, at the beginning of the period	(629)	(752)	(1,076)
Impairment charge for the year	(8)	(21)	(62)
Releases	5	3	60
Additions / disposals (net) due to change in the scope of consolidation		(1)	309
Transfers, exchange differences and other items	16	142	17
Balance, at the end of the period	€ (616)	€ (629)	€ (752)